Note 18 - Subsequent Events (Details) (USD $)	0 Months Ended			14 Months Ended	1 Months Ended
	Nov. 14, 2013 Subsequent Event [Member] Base Rate [Member] Senior Credit Facility [Member]	Nov. 14, 2013 Subsequent Event [Member] London Interbank Offered Rate (LIBOR) [Member] Senior Credit Facility [Member]	Nov. 14, 2013 Subsequent Event [Member] Senior Credit Facility [Member]	Mar. 01, 2013 Scenario, Forecast [Member]	Jan. 31, 2011 Base Rate [Member]	Jan. 31, 2011 London Interbank Offered Rate (LIBOR) [Member]
Note 18 - Subsequent Events (Details) [Line Items]
Line of Credit Facility, Amount Outstanding (in Dollars)			$ 8,000,000
Debt Instrument, Basis Spread on Variable Rate	6.25%	7.50%			1.25%	4.25%
Estimated Purchase Price				$ 45,000,000